S000075207 [Member] Average Annual Total Returns	12 Months Ended	43 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	2.63%
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	2.79%
iShares U.S. Securitized Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.50%	2.79%
Performance Inception Date		May 20, 2022
iShares U.S. Securitized Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.73%	1.27%
Performance Inception Date		May 20, 2022
iShares U.S. Securitized Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.00%	1.46%
Performance Inception Date		May 20, 2022